ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2012
Chengdu Military Hospital Member
Business Acquisition [Line Items]
Schedule of Fair Value of the Assets Acquired and Liabilities Assumed

RMB

Current assets	3,465
Property, plant and equipment	6,600
Contract with hospitals	7,963
Deferred tax assets	1,984
Deferred tax liabilities	(2,012)

Total purchase price allocated	18,000

Cash consideration	18,000

CAH [Member]
Business Acquisition [Line Items]
Schedule of Fair Value of the Assets Acquired and Liabilities Assumed

	RMB	US$
Purchase consideration	378,605	60,770
Cash	248,784	39,933
Pre-existing receivables from CAH	128,573	20,637
Pre-existing favorable agreements	1,248	200

	RMB	US$
Purchase consideration	378,605	60,770
Current assets	72,188	11,587
Indemnification assets	61,706	9,904
Intangible assets	40,000	6,420
Other long lived assets (excluding intangible assets)	421,598	67,672
Current liabilities	(186,484)	(29,933)
Unrecognized tax benefits, non current	(61,706)	(9,904)
Non-current liabilities	(56,439)	(9,059)
Deferred tax assets	17,299	2,777
Deferred tax liabilities	(26,263)	(4,216)

Total net assets	281,899	45,248
Noncontrolling interests	(196,179)	(31,489)
Goodwill	292,885	47,011

Summary of Pro Forma Financial Information

	Pro forma (unaudited)
	For the Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Net revenues	506,269	653,335	812,178	130,364

Net income (loss)	67,520	(433,493)	117,104	18,796

The results of operations of CAH since the acquisition date included in the consolidated statement of comprehensive income for the year ended December 31, 2012 is as follows:

	RMB	US$
Net revenues	197,309	31,670
Net income	13,036	2,092

TKM [Member]
Business Acquisition [Line Items]
Schedule of Fair Value of the Assets Acquired and Liabilities Assumed

RMB

Current assets	4
Property, plant and equipment	41,217
Contract with hospitals	22,579
Deferred tax assets	381
Deferred tax liabilities	(5,645)

Total purchase price allocated	58,536

Including:	cash consideration	42,000
	fair value of contingent consideration	16,536